UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.
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      1.  Name and address of issuer:

          Artisan Funds, Inc.
          1000 North Water Street
          Suite 1770
          Milwaukee, Wisconsin  53202

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      2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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      3.  Investment Company Act File Number:      811-8932

          Securities Act File Number:              33-88316

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    4(a)  Last day of fiscal year for which this notice is     June 30, 2001
          filed:

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   4(b).  [ ] Check box if this Form is being  filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

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   4(c).  [ ] Check box if this is the last time the issuer will be filing this
              Form.

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      5.  Calculation of registration fee:

          (i) Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                   $7,974,202,020

         (ii) Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $3,919,467,180

        (iii) Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995 that
              were not previously used to reduce
              registration fees payable to
              the Commission:                      $0

         (iv) Total available  redemption  credits
              [add Items 5(ii) and 5(iii):                       -$3,919,467,180

          (v) Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                              $4,054,734,840

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         (vi) Redemption  credits available for
              use in future years -- if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:          $(       )

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          (vii) Multiplier for determining registration fee
                (See Instruction C.9):                                x  .000250

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         (viii) Registration fee due [multiply Item 5(v) by
                Item 5(vii)] (enter "0" if no fee is due):            $1,013,684

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      6.  Prepaid Shares
          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____.

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      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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      8.  Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]                     $1,013,684

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      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          September 26, 2001

          Method of Delivery:
                                        [X] Wire Transfer
                                        [ ] Mail or other means

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*  /s/ Lawrence A. Totsky
                                    --------------------------------------------
                                    Lawrence A. Totsky
                                    Vice President and Treasurer
                                    --------------------------------------------


         Date   September 26, 2001
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  *Please print the name and title of the signing officer below the signature.
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